Fair Value Measurements (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents						$ 0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, transfer out of level 3		$ (14,188,120)				0
Change in the Preferred stock warrant liability categorized as level 3
Balance, beginning of period	$ 15,072,940
Issuances		26,443,080
Ending balance	13,172,440	15,072,940		$ 13,172,440
Benson Hill, Inc
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents						9,743,000	$ 2,616,000
Assets, transfer from Level 1 to Level 2	0			0		0	0
Assets, transfer from Level 2 to Level 1	0			0		0	0
Assets, transfer into level 3				0		0	0
Assets, transfer out of level 3				0		0	0
Liabilities, transfer from Level 1 to Level 2	0			0		0	0
Liabilities, transfer from Level 2 to Level 1	0			0		0	0
Liabilities, transfer into level 3				0		0	0
Liabilities, transfer out of level 3				0		0	0
Change in the Preferred stock warrant liability categorized as level 3
Balance, beginning of period	6,257,000	5,241,000	$ 4,808,000	5,241,000
Issuances					$ 4,580,000	4,580,000
Change in fair value	1,703,000		651,000	2,719,000	879,000	661,000
Ending balance	7,960,000	$ 6,257,000	$ 5,459,000	7,960,000	$ 5,459,000	5,241,000
Fair value of debt	29,459,000			29,459,000		30,510,000	18,528,000
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	402,628,612			402,628,612
Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	402,628,612			402,628,612
Recurring | Benson Hill, Inc | Preferred stock warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	7,960,000			7,960,000		5,241,000
Recurring | Benson Hill, Inc | U.S. treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	11,163,000			11,163,000		76,000
Recurring | Benson Hill, Inc | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	18,471,000			18,471,000		100,258,000	8,315,000
Recurring | Benson Hill, Inc | Marketable securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	29,634,000			29,634,000		100,334,000	8,315,000
Recurring | Benson Hill, Inc | Level 1 | U.S. treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	11,163,000			11,163,000		76,000
Recurring | Benson Hill, Inc | Level 1 | Marketable securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	11,163,000			11,163,000		76,000
Recurring | Benson Hill, Inc | Level 2 | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	18,471,000			18,471,000		100,258,000	8,315,000
Recurring | Benson Hill, Inc | Level 2 | Marketable securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	18,471,000			18,471,000		100,258,000	$ 8,315,000
Recurring | Benson Hill, Inc | Level 3 | Preferred stock warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	$ 7,960,000			$ 7,960,000		$ 5,241,000